Offerings	Jan. 15, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, and Preferred Shares
Amount Registered | shares	12,226,855
Proposed Maximum Offering Price per Unit | $ / shares	13.80
Maximum Aggregate Offering Price	$ 168,730,599
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,301.70
Offering Note	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 (“Securities Act”) to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange January 14, 2026, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, and Preferred Shares
Amount Registered | shares	73,145
Proposed Maximum Offering Price per Unit | $ / shares	13.76
Maximum Aggregate Offering Price	$ 1,006,475.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 139.00
Offering Note	The Registrant previously paid $139.00 in filing fees in reliance on Rule 457(c) under the Securities Act in connection with the initial filing of this Registration Statement on November 17, 2025. The maximum aggregate offering price was estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on November 11, 2025, in accordance with Rule 457(c) under the Securities Act.